LONG-TERM PAYABLE, CURRENT (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Long-term payables, current	$ 97,832	¥ 694,598			$ 100,697	¥ 694,598
Long-term debt penalty	$ 737	¥ 5,232
Cost of land use right	5.00%	5.00%
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			$ 12,766	¥ 90,638
Building [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			15,815	11,282
Land [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			$ 14,406	¥ 102,280